Trade and Other Payables Movement in provision for volume rebates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Provisions for volume rebates, beginning balance	$ 45	$ 35
Provision for volume rebates, net of unused beginning balance		111	$ 102
Business combinations	1	0
Volume rebates payments	(104)	(93)
Exchange differences	(3)	1
Provisions for volume rebates, ending balance	$ 50	$ 45